Capital structure and financing - C.4. Cash and deposits (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 528,000,000	$ 619,000,000	[1]	$ 646,000,000		$ 769,000,000
Restricted cash	158,000,000	145,000,000
Non-current financial assets pledged as collateral for contingent liabilities	0	0
Current financial assets pledged as collateral for contingent liabilities	2,000,000	1,000,000
US Dollar
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	229,000,000	302,000,000
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	299,000,000	317,000,000
Mobile Financial Services [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	155,000,000	143,000,000
Other Banks [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 3,000,000	$ 2,000,000

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.